Short-term debt (Tables)	3 Months Ended
Mar. 31, 2023
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	March 31,	December 31,
	2023	2022
Commercial paper program	572,605	495,424
Borrowings under lines of credit	127,055	169,511
Other	76	78
Short-term debt from unrelated parties	699,736	665,013
Short-term debt from related parties (see note 4 c)	13,204	4,000
Short-term debt	712,940	669,013